UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 345-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III      New York, New York       August 15, 2005
-----------------------------      -------------------      ----------------
        [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          15
                                               -------------

Form 13F Information Table Value Total:         $260,827
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                13F File Number                 Name

NONE

                                                  Form 13F INFORMATION TABLE


    COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6     COLUMN 7      COLUMN       8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE  SHARED  NONE
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
AGL RES INC                  COM            001204106   17,899    463,100     SH       SOLE              463,100   0
------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                  COM            023608102   17,021    307,800     SH       SOLE              307,800   0
------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC        COM            025537101   15,301    415,000     SH       SOLE              415,000   0
------------------------------------------------------------------------------------------------------------------------------
ATMOS ENERGY CORP            COM            049560105    4,288    148,900     SH       SOLE              148,900   0
------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP              COM            125896100   32,918  2,185,800     SH       SOLE            2,185,800   0
------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I COM            210371100   27,391    474,800     SH       SOLE              474,800   0
------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW      COM            25746U109   11,845    161,400     SH       SOLE              161,400   0
------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                  COM            281020107   22,246    548,600     SH       SOLE              548,600   0
------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC               COM NEW        629377508   34,344    913,400     SH       SOLE              913,400   0
------------------------------------------------------------------------------------------------------------------------------
NATIONAL FUEL GAS CO NJ      COM            636180101      928     32,100     SH       SOLE               32,100   0
------------------------------------------------------------------------------------------------------------------------------
PINNACLE WEST CAPCORP        COM            723484101    5,090    114,500     SH       SOLE              114,500   0
------------------------------------------------------------------------------------------------------------------------------
SCANA CORP NEW               COM            80589M102    6,658    155,900     SH       SOLE              155,900   0
------------------------------------------------------------------------------------------------------------------------------
SIERRA PAC RES NEW           COM            826428104   31,161  2,502,900     SH       SOLE            2,502,900   0
------------------------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY CORP        COM            976657106   26,153    670,600     SH       SOLE              670,600   0
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XCEL ENERGY INC              COM            98389B100    7,584    388,500     SH       SOLE              388,500   0
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